Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Percent of pre-tax income:
U.S. federal statutory income tax rate (in hundredths)	(34.00%)	(34.00%)	(34.00%)
State taxes, net of federal benefit (in hundredths)	(7.20%)	(7.10%)	(6.70%)
Interest expense -revaluation of warrants (in hundredths)	(25.50%)	0.00%	0.00%
Other (in hundredths)	0.80%	(0.50%)	(1.10%)
Valuation allowance (in hundredths)	65.90%	41.60%	41.80%
Effective income tax expense rate (in hundredths)	0.00%	0.00%	0.00%
Deferred tax assets [Abstract]
Net operating loss carryforwards	$ 56,702,000	$ 44,765,000
Research and development credits	5,241,000	4,697,000
Depreciation and amortization	5,198,000	8,148,000
Capitalized start-up costs	14,703,000	12,162,000
Other temporary differences	2,384,000	1,134,000
Gross deferred tax asset	84,228,000	70,906,000
Deferred tax assets valuation allowance	(84,228,000)	(70,906,000)
Total deferred tax assets	0	0
Increase in valuation allowance	13,300,000	12,500,000
Deferred tax asset related to domestic net operating loss carryforwards	8,300,000
Capitalized start-up cost	35,700,000	29,600,000
Amortization period for capitalized start up costs	15 years
Carryforwards of net operating losses and tax credits [Abstract]
Carryforwards of net operating losses, expiration dates	2024 to 2031
Research and development credits	5,241,000
Federal net operating losses [Member]
Carryforwards of net operating losses and tax credits [Abstract]
Carryforwards of net operating losses	138,631,000
Carryforwards of net operating losses, expiration dates	2023 to 2031
State net operating losses [Member]
Carryforwards of net operating losses and tax credits [Abstract]
Carryforwards of net operating losses	$ 153,557,000
Carryforwards of net operating losses, expiration dates	2019 to 2031